Subsequent Events (Details) - Subsequent event $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 11, 2016	Mar. 07, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 30, 2016 USD ($)
Subsequent Event [Line Items]
Gain (Loss) on Repurchase of Debt Instrument			$ 125,000
Leiv Eiriksson
Subsequent Event [Line Items]
Number of wells		3
Contract agreement initiation period		Q3 2016
Future payments receivable		$ 23,600
TMS Offshore Services Inc.
Subsequent Event [Line Items]
Commission on financing related services				0.20%
Commission on purchase and sale activities				0.75%
Fees on monies earned under drilling contracts				1.00%
Contract agreement initiation period				January 1, 2016
Fixed monthly fee				$ 835
Ocean Rig Apollo | Minimum
Subsequent Event [Line Items]
Termination Fee Rate Of The Monthly Operating Rate Payable	50.00%
Ocean Rig Apollo | Maximum
Subsequent Event [Line Items]
Termination Fee Rate Of The Monthly Operating Rate Payable	95.00%
7.25% Senior Unsecured Notes
Subsequent Event [Line Items]
Debt Instrument, Repurchase Amount			98,400
6.5% Senior Secured Notes
Subsequent Event [Line Items]
Debt Instrument, Repurchase Amount			$ 148,000